Share-Based Payments - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2025 USD ($) shares yr $ / shares	Jun. 30, 2024 USD ($) yr shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 3,200,000	$ 8,200,000
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr		5.5
Options exercisable after applying exchange ratio	148,009	113,203
Weighted average remaining contractual life of outstanding share options	3 years 9 months 25 days	9 years 3 months 7 days
Weighted average fair value per share of share options granted | $ / shares	$ 5.0519	$ 60.4172
Outstanding options	256,488	241,762	194,594	119,071
Share based compensation by share based award number of options excercised during the period	0	0
Two Thousand and Sixteen Plan [Member] | Share Appreciation Rights,Restricted Share Unit Awards And Other Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of instrument granted in a share based payment arrangement	0	0
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average grant date fair value | $ / shares	$ 6.2
Allocated share based compensation | $	$ 99,600	$ 1,900
Weighted average remaining vesting term	1 year 8 months 12 days
Share based compensation by share based vesting period	2 years
Two Thousand and Sixteen Plan [Member] | Share Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	10
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	25.00%
Share based compensation by share based award initial vesting percentage two	50.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand and Twenty Three Incentive Award Plan [Member] | Class A ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under incentive plan	8,679,583